SCHEDULE OF INVESTMENTS

ROYCE MICRO-CAP TRUST

MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 104.6%

Communication Services – 2.0%
Diversified Telecommunication Services - 0.0%
ORBCOMM [1]	65,000	$158,600
Entertainment - 1.1%
Chicken Soup For The Soul Entertainment
Cl. A [1]	324,500	2,190,375
Gaia Cl. A [1],2	100,000	888,000
		3,078,375
Interactive Media & Services - 0.6%
QuinStreet [1]	198,600	1,598,730
Media - 0.3%
comScore [1]	297,195	838,090
Gannett Company [1]	51,200	75,776
		913,866
Total		5,749,571

Consumer Discretionary – 9.4%
Auto Components - 1.8%
Fox Factory Holding [1]	5,300	222,600
Motorcar Parts of America [1]	54,800	689,384
Sebang Global Battery	50,500	1,069,171
Standard Motor Products	50,860	2,114,250
Stoneridge [1],2	57,600	964,800
		5,060,205
Diversified Consumer Services - 2.1%
Aspen Group [1]	141,520	1,130,745
Collectors Universe [2]	98,900	1,549,763
Park Lawn	50,000	586,229
Universal Technical Institute [1]	445,000	2,647,750
		5,914,487
Hotels, Restaurants & Leisure - 0.9%
Century Casinos [1]	222,500	536,225
Inspired Entertainment [1]	50,000	169,000
Lindblad Expeditions Holdings [1]	320,968	1,338,436
Red Lion Hotels [1]	324,671	474,020
		2,517,681
Household Durables - 1.2%
Cavco Industries [1],2,3	8,600	1,246,484
Flexsteel Industries [2]	16,100	176,456
Legacy Housing [1]	100,000	925,000
Lifetime Brands [2]	119,294	674,011
Universal Electronics [1]	6,100	234,057
		3,256,008
Internet & Direct Marketing Retail - 1.1%
Rubicon Project (The) [1]	240,000	1,332,000
Stamps.com [1]	11,700	1,521,936
Trxade Group [1]	20,700	119,025
Yatra Online [1]	105,000	108,150
		3,081,111

Leisure Products - 0.6%
Clarus Corporation	174,926	1,714,275
MasterCraft Boat Holdings [1]	10,200	74,460
		1,788,735
Specialty Retail - 0.8%
AutoCanada	440,000	1,672,707
Barnes & Noble Education [1]	80,000	108,800
Destination XL Group [1]	50,000	17,510
Lazydays Holdings [1]	30,000	61,800
Shoe Carnival [2]	17,016	353,422
Stage Stores [1],2,3	15,000	5,454
		2,219,693
Textiles, Apparel & Luxury Goods - 0.9%
Crown Crafts	112,159	536,120
J.G. Boswell Company [4]	2,490	1,244,377
YGM Trading	2,564,600	826,997
		2,607,494
Total		26,445,414

Consumer Staples – 2.8%
Beverages - 0.4%
Crimson Wine Group [1],4	58,124	339,735
Eastside Distilling [1]	23,000	26,680
MGP Ingredients	20,000	537,800
Primo Water	26,791	242,726
		1,146,941
Food Products - 2.3%
Farmer Bros. [1],2,3	31,300	217,848
John B Sanfilippo & Son [2]	7,900	706,260
Landec Corporation [1],2,3	75,610	657,051
RiceBran Technologies [1]	50,000	50,000
Seneca Foods Cl. A [1],2	81,087	3,225,641
Seneca Foods Cl. B [1]	40,400	1,454,400
SunOpta [1]	50,000	86,000
		6,397,200
Household Products - 0.1%
Central Garden & Pet [1]	12,000	330,000
Total		7,874,141

Energy – 6.7%
Energy Equipment & Services - 3.3%
Aspen Aerogels [1]	101,785	624,960
CES Energy Solutions	25,000	14,389
Computer Modelling Group	639,775	1,741,163
Dawson Geophysical [1]	77,336	75,233
Era Group [1],2,3	383,700	2,045,121
Geospace Technologies [1],2	9,500	60,800
Hornbeck Offshore Services [1],2,4	460,000	30,590
Independence Contract Drilling [1]	5,000	7,000
Matrix Service [1],2,3	38,000	359,860
Nabors Industries	34,000	13,263
Newpark Resources [1]	85,200	76,424
North American Construction Group	50,000	254,000
Pason Systems	221,000	981,489
Profire Energy [1]	175,000	137,830
SEACOR Marine Holdings [1],2	216,957	950,272

TerraVest Industries	199,000	1,923,115
		9,295,509
Oil, Gas & Consumable Fuels - 3.4%
Ardmore Shipping	161,300	846,825
Brigham Minerals Cl. A	220,000	1,819,400
Dorchester Minerals L.P.	153,963	1,433,396
Dorian LPG [1]	163,138	1,420,932
GeoPark	87,318	617,338
Navigator Holdings [1]	175,000	780,500
Ring Energy [1]	50,000	32,935
Sabine Royalty Trust [2]	82,648	2,284,391
StealthGas [1]	229,664	459,328
		9,695,045
Total		18,990,554

Financials – 11.7%
Banks - 1.6%
Bryn Mawr Bank	25,000	709,500
Caribbean Investment Holdings	735,635	232,881
Chemung Financial	31,000	1,022,380
Fauquier Bankshares [2]	133,200	1,798,200
Live Oak Bancshares [2]	30,900	385,323
Midway Investments [1],5	735,647	0
TriState Capital Holdings [1]	26,000	251,420
		4,399,704
Capital Markets - 7.5%
ASA Gold and Precious Metals	171,150	1,764,557
Ashford [1]	10,000	57,500
B. Riley Financial	27,500	506,550
Bolsa Mexicana de Valores	1,068,000	1,625,692
Canaccord Genuity Group	203,300	625,516
Donnelley Financial Solutions [1]	50,000	263,500
Fiera Capital Cl. A	78,000	362,482
GAIN Capital Holdings [2]	25,000	139,500
GMP Capital	192,800	178,100
Great Elm Capital Group [1]	566,700	1,054,062
INTL FCStone [1],2	69,327	2,513,797
JZ Capital Partners [1]	50,000	81,222
Manning & Napier Cl. A	136,600	170,750
MVC Capital	219,900	960,963
Portman Ridge Finance	22,039	20,626
Silvercrest Asset Management Group Cl. A	224,100	2,119,986
Sprott	1,764,533	2,871,300
Tel Aviv Stock Exchange	343,000	1,157,515
U.S. Global Investors Cl. A [2]	439,454	426,314
Urbana Corporation	237,600	273,511
Value Line [2]	74,574	2,412,469
Vostok New Ventures SDR [1]	100,000	527,303
Warsaw Stock Exchange	52,900	440,966
Westaim Corporation [1]	500,000	618,205
		21,172,386
Consumer Finance - 0.3%
Currency Exchange International [1]	7,000	67,150
EZCORP Cl. A [1],2,3	201,000	838,170
		905,320
Diversified Financial Services - 0.6%
ECN Capital	556,000	1,485,511
Waterloo Investment Holdings 1,[5]	806,000	201,500
		1,687,011
Insurance - 1.0%
Benefytt Technologies Cl. A 1,[2]	13,600	304,504
Hallmark Financial Services 1,[2]	114,000	460,560
Trupanion 1,[2]	82,300	2,142,269
		2,907,333
Investment Companies - 0.7%
Oaktree Acquisition (Units) [1]	200,000	2,008,000
Total		33,079,754

Health Care – 18.8%
Biotechnology - 3.6%
Abeona Therapeutics 1,[2]	142,221	298,664
Arcturus Therapeutics Holdings 1,[2]	106,436	1,446,465
BioSpecifics Technologies [1]	8,900	503,473
CareDx [1]	16,700	364,561
Idera Pharmaceuticals [1]	58,061	76,641
Neoleukin Therapeutics 1,[2]	145,397	1,654,618
Theratechnologies [1]	10,000	16,272
Zafgen 1,[2]	336,781	259,321
Zealand Pharma [1]	153,015	5,275,378
Zealand Pharma ADR [1]	10,000	345,000
		10,240,393
Health Care Equipment & Supplies - 9.4%
Apyx Medical [1]	11,700	42,003
AtriCure 1,[2]	15,000	503,850
Atrion Corporation [2]	5,861	3,809,650
Chembio Diagnostics [1]	225,400	1,154,048
CryoLife [1]	4,600	77,832
GenMark Diagnostics [1]	31,100	128,132
LeMaitre Vascular	5,000	124,600
Mesa Laboratories 2,[3]	52,000	11,756,680
Misonix [1]	28,400	267,528
OraSure Technologies 1,[2]	50,000	538,000
OrthoPediatrics Corporation [1]	6,500	257,660
Oxford Immunotec Global [1]	5,200	48,152
Profound Medical [1]	8,500	81,781
Semler Scientific 1,[4]	22,400	893,760
STRATEC	14,000	1,100,603
Surmodics 1,[2]	73,800	2,459,016
TearLab Corporation 1,[4]	8,500	255
Utah Medical Products	33,000	3,103,650
		26,347,200
Health Care Providers & Services - 1.8%
AAC Holdings 1,[4]	89,400	20,607
BioTelemetry [1]	17,279	665,414
CRH Medical [1]	475,000	634,548
Cross Country Healthcare [1]	130,800	881,592
National Research [2]	46,668	2,122,461
PetIQ Cl. A 1,2,[3]	25,000	580,750
Psychemedics Corporation [2]	37,500	226,875
		5,132,247
Health Care Technology - 2.2%
Simulations Plus [2]	100,670	3,515,397
Tabula Rasa HealthCare 1,2,[3]	38,400	2,007,936

Vocera Communications [1]	33,100	703,044
		6,226,377
Life Sciences Tools & Services - 0.9%
Harvard Bioscience [1]	58,300	128,843
Quanterix Corporation [1]	130,800	2,402,796
		2,531,639
Pharmaceuticals - 0.9%
Agile Therapeutics 1,2,[3]	90,000	167,400
Knight Therapeutics [1]	187,000	823,847
Theravance Biopharma 1,[2]	59,009	1,363,698
		2,354,945
Total		52,832,801

Industrials – 21.8%
Aerospace & Defense - 0.9%
Astronics Corporation [1]	7,229	66,362
CPI Aerostructures [1]	171,800	386,550
Innovative Solutions and Support [1]	78,828	251,462
SIFCO Industries [1]	45,800	96,638
Virgin Galactic Holdings 1,[2]	121,050	1,789,119
		2,590,131
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings [1]	50,000	1,283,500
Echo Global Logistics [1]	20,000	341,600
		1,625,100
Building Products - 1.3%
Burnham Holdings Cl. A [4]	117,000	1,199,250
CSW Industrials [2]	20,000	1,297,000
DIRTT Environmental Solutions [1]	96,000	96,866
Insteel Industries [2]	44,200	585,650
Patrick Industries	17,250	485,760
		3,664,526
Commercial Services & Supplies - 1.5%
Acme United	25,000	506,750
Atento [1]	109,300	120,230
Civeo Corporation [1]	150,000	61,785
CompX International Cl. A	500	7,600
Heritage-Crystal Clean 1,[2]	123,001	1,997,536
Hudson Technologies [1]	50,000	34,485
PICO Holdings 1,[2]	121,200	942,936
Team 1,[2]	93,300	606,450
		4,277,772
Construction & Engineering - 3.5%
Ameresco Cl. A [1]	208,300	3,547,349
Construction Partners Cl. A [1]	88,200	1,489,698
Granite Construction	13,500	204,930
IES Holdings 1,[2]	134,700	2,377,455
Infrastructure and Energy Alternatives [1]	275,100	552,951
Northwest Pipe 1,[2]	59,400	1,321,650
NV5 Global [1]	10,000	412,900
		9,906,933
Electrical Equipment - 1.6%
American Superconductor [1]	56,825	311,401
Encore Wire [2]	3,307	138,861
LSI Industries	415,740	1,571,497
Powell Industries [2]	21,400	549,338

Power Solutions International 1,2,[4]	21,100	97,060
Revolution Lighting Technologies 1,2,[4]	81,200	6,667
Vertiv Holdings Cl. A [1]	200,000	1,730,000
		4,404,824
Industrial Conglomerates - 1.0%
Raven Industries [2]	133,600	2,836,328
Machinery - 6.2%
CIRCOR International 1,[2]	155,221	1,805,220
Exco Technologies	6,000	22,937
Graham Corporation [2]	93,150	1,201,635
Helios Technologies [2]	50,000	1,896,000
Hurco Companies [2]	36,866	1,072,801
Kadant [2]	48,800	3,642,920
L.B. Foster Company 1,[2]	95,300	1,177,908
Lindsay Corporation [2]	46,400	4,249,312
Luxfer Holdings [2]	72,612	1,026,734
Lydall [1]	3,800	24,548
NN [1]	90,600	156,738
Spartan Motors	17,200	222,052
Titan International	212,200	328,910
Twin Disc [1]	4,300	30,014
Wabash National	6,400	46,208
Westport Fuel Systems [1]	491,100	462,076
		17,366,013
Marine - 1.6%
Algoma Central	40,000	257,799
Clarkson [1]	109,900	3,148,943
Eagle Bulk Shipping [1]	570,000	1,054,500
		4,461,242
Professional Services - 1.1%
Acacia Research 1,[2]	190,000	421,800
Barrett Business Services	2,600	103,064
Forrester Research [1]	32,800	958,744
Franklin Covey 1,[2]	40,100	623,154
GP Strategies [1]	32,500	211,575
InnerWorkings [1]	25,000	29,250
Kforce [2]	2,800	71,596
Resources Connection	59,300	650,521
		3,069,704
Road & Rail - 0.5%
Marten Transport	2,500	51,300
Patriot Transportation Holding [2]	55,764	525,297
Universal Logistics Holdings [2]	75,200	985,120
		1,561,717
Trading Companies & Distributors - 2.0%
EVI Industries 1,2,[3]	214,009	3,377,062
Houston Wire & Cable [1]	331,418	725,805
Lawson Products [1]	8,000	213,760
Transcat [1]	53,100	1,407,150
		5,723,777
Total		61,488,067

Information Technology – 20.9%
Communications Equipment - 0.9%
Clearfield [1]	85,200	1,009,620
Digi International [1]	38,900	371,106
Genasys [1]	75,100	245,577
Ituran Location and Control	50,000	710,500
PCTEL	34,100	226,765
		2,563,568
Electronic Equipment, Instruments & Components - 7.2%
Bel Fuse Cl. A	67,705	473,935
Fabrinet [1]	2,200	120,032
FARO Technologies [1,2]	144,200	6,416,900
Firan Technology Group [1]	25,000	34,996
HollySys Automation Technologies	51,900	669,510
LightPath Technologies Cl. A [1]	100,000	107,000
Luna Innovations [1]	175,878	1,081,650
nLIGHT [1,2]	337,200	3,537,228
Novanta [1]	3,400	271,592
PAR Technology [1,2]	293,024	3,768,289
PC Connection [2]	33,416	1,377,073
Perceptron [1]	30,000	86,400
PowerFleet [1]	50,000	173,000
Richardson Electronics	316,900	1,213,727
SMTC [1]	150,000	349,500
Vishay Precision Group [1]	34,900	700,792
		20,381,624
IT Services - 0.4%
Computer Task Group [1]	84,800	324,784
Hackett Group (The) [2]	27,700	352,344
Limelight Networks [1]	20,300	115,710
USA Technologies [1],[2],[4]	90,500	416,300
		1,209,138
Semiconductors & Semiconductor Equipment - 7.7%
Adesto Technologies [1]	75,600	845,964
Alpha & Omega Semiconductor [1]	17,900	114,739
Amtech Systems [1,2]	92,184	401,000
AXT [1]	100,000	321,000
Brooks Automation [2]	45,300	1,381,650
Camtek	103,800	873,996
Cohu	38,790	480,220
CyberOptics Corporation [1]	50,300	860,633
FormFactor [1]	22,869	459,438
Ichor Holdings [1]	24,900	477,084
Kulicke & Soffa Industries [2]	77,200	1,611,164
NeoPhotonics Corporation [1,2]	98,600	714,850
Nova Measuring Instruments [1,2]	72,500	2,367,125
Onto Innovation [1,2]	133,150	3,950,561
PDF Solutions [1]	189,700	2,223,284
Photronics [1]	218,700	2,243,862
Silicon Motion Technology ADR	36,100	1,323,426
Ultra Clean Holdings [1,2]	74,200	1,023,960
Veeco Instruments [1,2]	17,500	167,475
		21,841,431
Software - 3.7%
Agilysys [1,2]	81,000	1,352,700
American Software Cl. A [2]	120,352	1,710,202
Digital Turbine [1]	100,000	431,000
Model N [1]	50,000	1,110,500
OneSpan [1]	5,600	101,640
Optiva [1]	28,000	437,518
QAD Cl. A	23,687	945,822
RealNetworks [1]	100,171	73,125
SeaChange International [1]	50,000	186,000
SharpSpring [1]	110,000	666,600
Upland Software [1]	122,800	3,293,496
		10,308,603
Technology Hardware, Storage & Peripherals - 1.0%
AstroNova	47,800	370,928
Intevac [1]	539,400	2,206,146
TransAct Technologies [1]	40,900	127,199
		2,704,273
Total		59,008,637

Materials – 6.3%
Chemicals - 1.2%
Balchem Corporation	3,250	320,840
LSB Industries [1]	135,800	285,180
OMNOVA Solutions [1]	25,000	253,500
Quaker Chemical [2]	14,400	1,818,432
Rayonier Advanced Materials [1]	50,000	53,000
Trecora Resources [1]	89,600	533,120
		3,264,072
Construction Materials - 0.3%
Monarch Cement [4]	16,303	798,847
Containers & Packaging - 0.5%
UFP Technologies [1,2]	36,445	1,388,190
Metals & Mining - 4.3%
Alamos Gold Cl. A	261,044	1,311,434
Altius Minerals	100,000	503,802
Ampco-Pittsburgh [1]	79,002	197,505
Haynes International [2]	38,000	783,180
Imdex	650,666	353,441
MAG Silver [1]	154,050	1,183,104
Major Drilling Group International [1]	1,204,084	2,438,456
Olympic Steel	35,000	362,250
Pretium Resources [1]	80,000	456,477
Sandstorm Gold [1]	810,000	4,058,100
Universal Stainless & Alloy Products [1,2]	33,620	259,210
Victoria Gold [1]	59,333	265,613
		12,172,572
Total		17,623,681

Real Estate – 3.7%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Postal Realty Trust Cl. A	114,000	1,803,480
Real Estate Management & Development - 3.1%
Altus Group	87,000	2,256,448
Dundee Corporation Cl. A [1]	413,200	205,528
Marcus & Millichap [1,2]	4,900	132,790
Real Matters [1]	255,000	2,536,773
RMR Group (The) Cl. A [2]	49,900	1,345,803
Tejon Ranch [1,2]	154,994	2,179,216
		8,656,558
Total		10,460,038

Utilities – 0.5%
Independent Power & Renewable Electricity Producer - 0.1%
Innergex Renewable Energy	15,573	211,912
Water Utilities - 0.4%
Global Water Resources	106,000	1,080,140
Total		1,292,052

TOTAL COMMON STOCKS
(Cost $366,249,549)		294,844,710

WARRANTS – 0.0%
Industrials – 0.0%
Construction & Engineering - 0.0%
Infrastructure and Energy Alternatives
(Warrants) [1]	100,000	6,000
Total		6,000

Information Technology – 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
eMagin Corporation (Warrants) [1,5]	50,000	0
Total		0

TOTAL WARRANTS
(Cost $106,385)		6,000

REPURCHASE AGREEMENT – 3.0%
Fixed Income Clearing Corporation, 0.00% dated 3/31/20, due 4/1/20, maturity value $8,416,000 (collateralized by obligations of various U.S. Government Agencies, 1.375% due 10/15/22, valued at $8,586,699) (Cost $8,416,000)		8,416,000

TOTAL INVESTMENTS – 107.6%
(Cost $374,771,934)		303,266,710

LIABILITIES LESS CASH
AND OTHER ASSETS – (7.6)%		(21,400,315)

NET ASSETS – 100.0%		$281,866,395

ADR – American Depository Receipt

SDR – Swedish Depository Receipt

1 Non-income producing.

2 All or a portion of these securities were pledged as collateral in connection with the Fund's revolving credit agreement at March 31, 2020. Total market value of pledged securities at March 31, 2020, was $65,489,599.

3 At March 31, 2020, a portion of these securities were rehypothecated in connection with the Fund's revolving credit agreement in the aggregate amount of $14,374,893.

4 These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.

5 Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund's Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $375,109,694. At March 31, 2020, net unrealized depreciation for all securities was $71,842,984, consisting of aggregate gross unrealized appreciation of $57,653,107 and aggregate gross unrealized depreciation of $129,496,091. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the -counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund's Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$276,208,339	$18,434,871	$201,500	$294,844,710
Warrants	6,000	–	0	6,000
Repurchase Agreement	–	8,416,000	–	8,416,000

Level 3 Reconciliation:

	Balance as of			Realized	Unrealized	Balance as of
	12/31/19	Purchases	Sales	Gain (Loss)	Gain (Loss)	3/31/20
Common Stocks	$241,800	$ –	$ 0	$ (2,003,114)	$ 1,962,814	$201,500
Warrants	0	–	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at		Unobservable		Impact to Valuation From
	3/31/20	Valuation Technique(s)	Input(s)	Range Average	an Increase in Input[1]
Common Stocks	$201,500	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

1 This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2020 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $22,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $60,000,000.

As of March 31, 2020, the Fund has outstanding borrowings of $22,000,000. During the three months ended March 31, 2020, the Fund borrowed an average daily balance of $22,000,000. As of March 31, 2020, the aggregate value of rehypothecated securities was $14,374,893.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).